Share Capital and Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE CAPITAL AND RESERVES

13.    SHARE CAPITAL AND RESERVES

a) Authorized share capital

We are authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of September 30, 2023, there were 21 Class A Shares issued and outstanding.

b) Issued share capital

During the nine month period ended September 30, 2023, the Company:

i)       Issued 156,250 shares at a price of $14.40 per share for total proceeds of $2,250,000 in a registered direct offering. In connection with the offering, the Company incurred $226,544 in issuance costs as part of the transaction.

ii)      Issued 252,625 common shares pursuant to exercise of 252,625 warrants at a price of $17.60 per share for total proceeds of $4,446,200.

Escrow

At September 30, 2023, 1 common share (December 31, 2022 – 1) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

During the year ended December 31, 2022, the Company:

i)       Issued 18,229 units at a price of $384.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

ii)      Issued 715 shares, which were converted from Versus Holdco shares.

iii)    Issued 2,461 shares at a price of $355.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

iv)     Issued 262 shares related to the Xcite acquisition and the vesting of key employee shares.

v)      Issued 17,271 units at a price of $124.80 per unit for total proceeds of $2,155,195. The offering consisted of 8,750 common shares and 8,521 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction.

vi)    Issued 25,768 shares at $43.52 per share in a private placement offering for total proceeds of $1,119,373.

vii)    Issued 131,250 units at a price of $16.00 per unit for total proceeds of $2,099,866. The offering consisted of 18,750 common shares and 112,500 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.

c) Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08
Granted	25,000	14.40
Exercised	—	—
Forfeited	(9,853)	407.59
Balance – September 30, 2023	29,384	163.38

During the nine months ended September 30, 2023, 25,000 stock options were granted by the Company. During the nine months ended September 30, 2023, the Company recorded a share-based compensation adjustment of ($1,154,308) (September 30, 2022 — $1,255,588) relating to options forfeited as a result of the Company’s corporate restructuring in January 2023.

During the year ended December 31, 2022, 6,533 stock options were granted by the Company. During the year ended December 31, 2022, the Company recorded share-based compensation of $1,567,583 relating to options vested during the period.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	September 30, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

At September 30, 2023, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
April 2, 2024	430	604.80	0.50
June 27, 2024	26	614.40	0.75
September 27, 2024	964	1,087.20	1.00
October 22, 2024	52	967.20	1.08
July 24, 2025	555	715.20	1.83
July 31, 2025	548	715.20	1.83
August 10, 2025	52	715.20	1.92
June 1, 2026	237	1,689.60	2.67
June 29, 2026	44	1,356.00	2.75
August 19, 2026	1,499	1,008.00	2.92
May 10, 2027	14	189.60	3.67
August 17, 2027	3,217	96.00	3.92
September 20, 2027	140	55.20	4.00
February 13, 2028	21,606	14.40	4.50
	29,384	163.38	4.05

d) Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022	329,908	91.84
Exercised	(252,625)	17.60
Expired	—	—
Issued	10,938	14.40
Balance – September 30, 2023(1)	88,221	295.05

(1)      Unit A warrant balance is 7,030 as of September 30, 2023.

During the nine month period ended September 30, 2023, the Company:

i)       Issued 10,938 placement agent warrants in conjunction with a registered direct offering on February 2, 2023, with an exercise price of $14.40 per share.

During the year ended December 31, 2022, the Company:

i)       Completed a public offering on February 28, 2022, and issued 18,229 units at a price of $384.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

ii)     Issued 2,461 units on March 24, 2022, at a price of $355.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

iii)    Issued 25,906 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $124.80 per share in an offer to an investor.

iv)     Completed a public offering on December 9, 2022 and issued 131,250 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $16.00 per unit. The unit will have an exercise price of $17.60 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 13,781 warrants were provided to placement agents with an exercise price of $20.00 per share.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

September 30, 2023
Risk-free interest rate	4.13% – 4.49%
Expected life of warrants	2.58 – 4.67 years
Expected dividend yield	Nil
Volatility	132.78%
Weighted average fair value per warrant	$3.36

At September 30, 2023, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	2.33
February 28, 2027	20,690	460.80	3.42
December 6, 2027	13,781	20.00	4.17
December 9, 2027	9,876	17.60	4.17
January 18, 2028	25,906	124.80	4.33
February 2, 2028	10.938	14.40	4.42
	88,221	295.05	3.92

(1)      Unit A warrant balance is 7,030 as of September 30, 2023.

13.    SHARE CAPITAL

a) Authorized share capital

The Company is authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of December 31, 2022 and 2021, there were 21 Class A Shares issued and outstanding.

b) Issued share capital

During the year ended December 31, 2022, the Company:

i)       Issued 18,229 units at a price of $384.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

ii)      Issued 715 shares, which were converted from Versus Holdco shares.

iii)    Issued 2,461 shares at a price of $355.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

iv)     Issued 262 shares related to the Xcite acquisition and the vesting of key employee shares.

v)      Issued 17,271 units at a price of $124.80 per unit for total proceeds of $2,155,195. The offering consisted of 8,750 common shares and 8,521 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction.

vi)    Issued 25,768 shares at $43.52 per share in a private placement offering for total proceeds of $1,119,373.

vii)    Issued 131,250 units at a price of $16.00 per unit for total proceeds of $2,099,866. The offering consisted of 18,750 common shares and 112,500 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.

Escrow

At December 31, 2022, 1 common share (December 31, 2021 – 1) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

During the year ended December 31, 2021, the Company:

i)       Issued 6,279 units at a price of $1,622.40 per unit in connection with the acquisition of Xcite.

ii)      Issued 6,133 units at a price of $1,800.00 per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $1,800.00 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $1,800.00 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction.

iii)    Issued 6,472 common shares pursuant to exercise of 5,981 warrants and 492 stock options for total proceeds of $6,735,254.

iv)     Issued 897 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest.

v)      Issued 122 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees).

vi)     Issued 182 shares related to the PPP loan escrow account that was included in the Xcite debt at the time of the acquisition.

c) Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	5,641	888.00
Granted	4,001	1,168.80
Exercised	(492)	796.80
Forfeited	(1,059)	813.60
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08

During the year ended December 31, 2022, 6,533 stock options were granted by the Company. During the year ended December 31, 2022, the Company recorded share-based compensation of $1,567,583 (December 31, 2021 — $2,145,928) relating to options vested during the period.

During the year ended December 31, 2021, 4,001 stock options were granted by the Company. During the year ended December 31, 2021, the Company recorded share-based compensation of $2,145,928 relating to options vested during the period.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	December 31, 2022	December 31, 2021
Risk-free interest rate	2.14% – 4.03%	0.04% – 0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 112.40%	102% – 128%

At December 31, 2022, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	59	1,368.00	0.93
September 4, 2023	53	712.80	1.18
April 2, 2024	446	604.80	1.76
June 27, 2024	26	614.40	1.99
September 27, 2024	1,250	1,087.20	2.24
October 22, 2024	52	967.20	2.31
July 24, 2025	1,009	715.20	3.07
July 31, 2025	693	715.20	3.07
August 10, 2025	52	715.20	3.11
November 19, 2025	64	1,101.60	2.39
June 1, 2026	237	1,689.60	3.97
June 29, 2026	1,373	1,356.00	3.97
August 19, 2026	2,391	1,008.00	3.20
March 18, 2027	94	316.80	4.00
May 10, 2027	50	189.60	4.00
August 17, 2027	6,249	96.00	4.80
September 20, 2027	140	55.20	4.80
	14,238	594.08	3.82

d) Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)

Balance – December 31, 2020	11,219	866.40
Exercised	(4,536)	1,010.40
Expired	(2,052)	1,010.40
Issued	14,061	1,800.00
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022(1)	329,908	91.84

____________

(1)      Unit A warrant balance is 7,030 as of December 31, 2022.

During the year ended December 31, 2022, the Company:

i)       Completed a public offering on February 28, 2022, and issued 18,229 units at a price of $384.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

ii)      Issued 2,461 units on March 24, 2022, at a price of $355.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

iii)    Issued 25,906 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $124.80 per share in an offer to an investor.

iv)     Completed a public offering on December 9, 2022 and issued 131,250 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $16.00 per unit. The unit will have an exercise price of $17.60 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 13,781 warrants were provided to placement agents with an exercise price of $20.00 per share.

During the year ended December 31, 2021, the Company:

i)       On January 21, 2021, Company completed a public offering and issued 6,133 units at a price of $1,800.00 per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 12,267 warrants issued at $1,800.00 per share until January 21, 2023.

ii)      On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 897 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 897 Unit A warrants and 897 Unit B warrants issued at $1,800.00 per share until January 21, 2023.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99% – 4.22%	0.25%
Expected life of warrants	3.06 – 5.05 years	0.7 – 1.76 years
Expected dividend yield	Nil	Nil
Volatility	119% – 124.9%	75%
Weighted average fair value per warrant	$4.16	$54.08

At December 31, 2022, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	3.06
February 28, 2027	20,690	460.80	4.16
December 6, 2027	13,781	20.00	4.93
December 9, 2027	262,501	17.60	4.94
January 18, 2028	25,906	124.80	5.05
	329,908	91.84	4.45

____________

(1)      Unit A warrant balance is 7,030 as of December 31, 2022.